MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

March 4, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Global Fixed Income Opportunities Fund

File Nos. 33-44782; 811-06515

Ladies and Gentlemen:

On behalf of Morgan Stanley Global Fixed Income Opportunities Fund (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2016, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 26, 2016, accession number 0001104659-16-100591.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.
Assistant Secretary

Enclosures

cc: Joseph C. Benedetti